Basic and Diluted Net (Loss) / Income Per Share - Schedule of Basic and Diluted Net (Loss) / Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net (loss) / income attributable to Xunlei Limited		$ 10,812	$ 10,662	$ 503
Deemed dividend to certain shareholders from repurchase of shares		(14,926)
Acceleration of amortization of beneficial conversion feature		(49,346)
Deemed dividend to preferred shareholders upon initial public offering		(32,807)
Allocation of net income to participating preferred shareholders			(4,094)
Net (loss) / income attributable to Xunlei Limited's common shareholders		(105,366)	2,268	(313)
Dilutive effect of warrant			(1,531)
Numerator for diluted (loss) / income per share		(105,366)	737	(313)
Denominator:
Denominator for basic net (loss) / income per share-weighted average shares outstanding		194,711,227	61,447,372	61,447,372
Dilutive effect of warrants			2,218,935
Dilutive effect of share options and restricted shares			12,399,591
Denominator for diluted net (loss) / income per share		194,711,227	76,065,898	61,447,372
Basic net (loss) / income per share		$ (0.54)	$ 0.04	$ (0.01)
Diluted net (loss) / income per share		$ (0.54)	$ 0.01	$ (0.01)
Series C [Member]
Numerator:
Beneficial Conversion Feature of convertible preferred shares from their modifications				(286)
Deemed contribution				2,979
Series D Preferred Stock [Member]
Numerator:
Contingent beneficial conversion feature	0
Deemed dividend to preferred shareholders		(279)
Accretion to convertible redeemable preferred shares redemption value		(1,870)	(4,300)	(3,509)
Series C To One Series C [Member]
Numerator:
Contingent beneficial conversion feature		(57)
Series E Preferred Shares [Member]
Numerator:
Accretion to convertible redeemable preferred shares redemption value		(12,754)
Amortization of beneficial conversion feature		(4,139)
Acceleration of amortization of beneficial conversion feature		$ (49,346)